Derivative Instruments - Realized and unrealized gain (loss) on derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net gain (loss) on derivative instruments
Realized gain (loss):	$ (2,980)	$ (10,094)	$ (3,637)
Unrealized gain (loss):	38,490	20,054	(22,042)
Total realized and unrealized gain (loss) on derivative instruments:	35,510	9,960	(25,679)
Interest rate swap contracts
Net gain (loss) on derivative instruments
Realized gain (loss):	(2,478)	(10,094)	(3,528)
Unrealized gain (loss):	38,490	$ 20,054	(21,795)
Foreign exchange forward contracts
Net gain (loss) on derivative instruments
Realized gain (loss):	$ (502)		(109)
Unrealized gain (loss):			$ (247)